RECLAMATION BONDS AND PROVISIONS	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Reclamation Bonds And Provisions
RECLAMATION BONDS AND PROVISIONS

NOTE 3 – RECLAMATION BONDS AND PROVISIONS

Reclamation Bonds and Provisions

During 2016, the Company entered into a surety agreement that guarantees the reclamation bond on the CuMo Property. In order to maintain the good standing of this surety, the Company is required to make an annual payment of $8,340. The Company has a deposit of $100,000 (as reflected in Deposit on the balance sheet) for the reclamation bond which has a face value of $278,000 as determined by the United States Department of Agriculture Forest Service.

The security deposit is refundable when the Company completes the required reclamation clean-up costs.

NOTE 3 – RECLAMATION BONDS AND PROVISIONS

Reclamation Bonds and Provisions

During 2016, the Company entered into a surety agreement that guarantees the reclamation bond on the CuMo Property. In order to maintain the good standing of this surety, the Company is required to make an annual payment of $8,340. The Company has a deposit of $100,000 (as reflected in Deposit on the balance sheet) for the reclamation bond which has a face value of $278,000 as determined by the United States Department of Agriculture Forest Service.

The security deposit is refundable when the Company completes the required reclamation clean-up costs.